SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Operating Leases (Details) - USD ($)	12 Months Ended
	Jul. 31, 2020	Aug. 01, 2019
Significant Accounting Policies [Line Items]
Lease, Practical Expedients, Package [true false]	true
Rights of use lease assets	$ 3,768,418
Lease liabilities	$ 4,133,239
ASU No. 2016-02 | Cumulative Effect, Period of Adoption, Adjustment
Significant Accounting Policies [Line Items]
Rights of use lease assets		$ 3,290,000
Lease liabilities		$ 3,500,000